Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Other Receivables
8.
Other Receivables

Other receivables consisted of the following:

	September 30, 2024	December 31, 2023
Rebate receivables	$798	$871
Federal excise tax receivable	4,795	3,079
Insurance settlement in process	—	298
Income tax receivable	500	—
Other	164	212
	$6,257	$4,460

7.
Other Receivables

Other receivables consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Rebate receivables	$871	$1,375
Federal excise tax receivable	3,079	2,506
Insurance settlement in process	298	931
Other	212	113
	$4,460	$4,925